ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statements of Cash Flows [Line Items]
Cash flows from operating activities	¥ 25,445	$ 3,699	¥ 20,210	¥ 17,535
Cash flows from investing activities	(28,520)	(4,148)	(61,078)	(65,218)
Cash flows from financing activities	46,872	6,817	39,205	(1,504)
Cash and cash equivalents at beginning of year	195,303		196,900
Cash and cash equivalents at end of year	211,436	30,752	195,303	196,900
Parent Company [Member]
Statements of Cash Flows [Line Items]
Cash flows from operating activities	(86)	(13)	(18,255)	(6,348)
Cash flows from investing activities	(2,619)	(381)	(1,556)	0
Cash flows from financing activities	7,476	1,087	18,667	(843)
Effects of exchange rate changes on cash and cash equivalents	0	0	0	0
Net change in cash and cash equivalents	4,771	693	(1,144)	(7,191)
Cash and cash equivalents at beginning of year	323	47	1,467	8,658
Cash and cash equivalents at end of year	¥ 5,094	$ 740	¥ 323	¥ 1,467